united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 01/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2017

Shares				Fair Value

	EXCHANGE TRADED FUNDS - 0.4%
	DEBT FUND - 0.4%
16,900	PowerShares Senior Loan Portfolio			$ 393,770
	TOTAL EXCHANGE TRADED FUNDS (Cost $420,719)			393,770

	MUTUAL FUNDS - 6.6%
	DEBT FUNDS - 6.6%
25,285	BlackRock Floating Rate Income Strategies Fund, Inc.			369,420
189,380	Fidelity Floating Rate High Income Fund			1,827,512
434,903	Vanguard Short-Term Investment Grade Fund			4,631,714

	TOTAL MUTUAL FUNDS (Cost $6,694,222)			6,828,646

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES * - 89.1%
	AEROSPACE/DEFENSE - 0.9%
$ 500,000	Arconic, Inc.	6.7500	7/15/2018	$ 533,125
390,000	L3 Technologies, Inc.	5.2000	10/15/2019	419,761
				952,886
	AGENCY COLLATERAL CMO - INTEREST ONLY 9.7%
136,188	Fannie Mae Interest Strip	4.0000	10/25/2044	18,671
660,126	Fannie Mae Interest Strip	5.5000	4/25/2036	128,464
704,349	Fannie Mae Interest Strip	4.5000	7/25/2042	162,344
1,036,814	Fannie Mae Interest Strip	5.5000	6/25/2037	195,957
1,464,717	Fannie Mae Interest Strip	5.5000	1/25/2038	296,846
1,612,345	Fannie Mae Interest Strip	5.5000	5/25/2033	323,118
1,216,079	Fannie Mae Interest Strip	4.5000	7/25/2042	326,575
37,792	Fannie Mae REMICS	7.9400	7/25/2041	38,235
37,727	Fannie Mae REMICS	12.4600	2/15/2019	40,178
2,325,304	Fannie Mae REMICS	5.0000	8/15/2038	48,462
33,948,909	Fannie Mae REMICS	0.0300	6/25/2045	50,058
607,502	Fannie Mae REMICS	3.0000	8/25/2030	50,526
257,786	Fannie Mae REMICS	6.5000	3/15/2032	57,309
438,773	Fannie Mae REMICS	6.3200	11/25/2033	59,028
344,877	Fannie Mae REMICS	5.9300	7/25/2035	60,873
341,353	Fannie Mae REMICS	6.4800	3/15/2032	64,960
1,637,231	Fannie Mae REMICS	5.5000	7/15/2040	69,755
418,667	Fannie Mae REMICS	7.5000	10/25/2023	72,444
1,231,791	Fannie Mae REMICS	4.0000	5/15/2042	86,337
432,245	Fannie Mae REMICS	7.1100	6/15/2031	87,465
578,651	Fannie Mae REMICS	5.6700	12/25/2037	105,294
959,580	Fannie Mae REMICS	3.5000	4/15/2033	108,896
681,294	Fannie Mae REMICS	5.5000	8/15/2035	117,810
564,957	Fannie Mae REMICS	6.0000	3/25/2040	122,768
31,905,508	Fannie Mae REMICS	0.1000	5/15/2046	132,095
92,044	Fannie Mae REMICS	18.9300	2/15/2032	137,328
959,903	Fannie Mae REMICS	5.9800	5/25/2037	167,483
1,026,155	Fannie Mae REMICS	5.8700	12/25/2036	176,689
1,192,541	Freddie Mac REMICS	5.8700	3/25/2036	185,859
1,205,036	Freddie Mac REMICS	6.5000	11/25/2027	192,061
1,313,543	Freddie Mac REMICS	4.0000	6/25/2043	192,678
1,229,075	Freddie Mac REMICS	4.0000	3/25/2041	195,855
1,256,265	Freddie Mac REMICS	5.9800	5/15/2029	205,802
1,361,904	Freddie Mac REMICS	6.0000	12/25/2039	263,988
1,640,033	Freddie Mac REMICS	6.2300	1/15/2032	289,267
1,912,332	Freddie Mac REMICS	4.5000	9/25/2043	310,477
2,296,649	Freddie Mac REMICS	3.0000	6/15/2041	325,872
2,435,182	Freddie Mac REMICS	5.4200	1/25/2044	355,468
1,948,354	Freddie Mac REMICS	5.8500	11/25/2036	386,898
5,706,983	Freddie Mac REMICS	5.8800	4/15/2032	387,764
2,287,366	Freddie Mac REMICS	5.9800	6/25/2037	415,084
2,989,270	Freddie Mac REMICS	3.5000	5/25/2044	452,624
2,741,349	Freddie Mac REMICS	5.7400	9/25/2037	497,139
445,283	Freddie Mac Strips	6.9300	8/15/2036	86,534
1,829,077	Freddie Mac Strips	5.0000	6/15/2038	274,061
1,516,631	Freddie Mac Strips	4.3800	1/15/2043	312,395
395,499	Government National Mortgage Association	4.0000	12/16/2026	45,032
423,179	Government National Mortgage Association	3.0000	7/20/2041	55,135
764,179	Government National Mortgage Association	5.5300	8/16/2038	94,346
523,293	Government National Mortgage Association	5.9300	6/16/2042	99,488

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	AGENCY COLLATERAL CMO - INTEREST ONLY 9.7% (Continued)
$ 945,725	Government National Mortgage Association	5.9900	1/20/2042	$ 125,745
761,431	Government National Mortgage Association	5.4200	12/20/2042	133,758
1,049,565	Government National Mortgage Association	3.5000	4/20/2044	155,154
1,272,924	Government National Mortgage Association	4.0000	12/20/2040	157,993
1,311,078	Government National Mortgage Association	4.5000	3/20/2044	214,958
2,767,871	Government National Mortgage Association	3.5000	8/20/2040	270,468
				9,987,871
	AIRLINES - 3.8%
283,442	Continental Airlines 2000-1 Class A-1 Pass Through Trust	8.0500	11/1/2020	310,724
1,575,524	Continental Airlines 2004-ERJ1 Pass Through Trust	9.5600	9/1/2019	1,691,719
44,677	Delta Air Lines 2010-2 Class A Pass Through Trust	4.9500	5/23/2019	46,743
130,757	Delta Air Lines 2010-1 Class A Pass Through Trust	6.2000	7/2/2018	137,458
215,214	United Airlines 2014-1 Class B Pass Through Trust	4.7500	4/11/2022	219,250
1,000,000	United Airlines, Inc.	3.5000	4/1/2019	1,003,750
300,000	US Airways 2012-2 Class C Pass Through Trust	5.4500	6/3/2018	307,125
140,955	Virgin Australia 2013-1B Pass Through Trust^	6.0000	10/23/2020	143,038
				3,859,807
	AUTO MANUFACTURERS - 2.1%
500,000	Daimler Finance North America LLC^	1.6500	3/2/2018	500,118
115,000	Ford Motor Credit Co LLC	2.4600	8/20/2018	115,103
300,000	Ford Motor Credit Co LLC	2.0000	8/20/2018	298,107
500,000	General Motors Co	3.5000	10/2/2018	510,933
250,000	General Motors Financial Co, Inc.	4.3800	9/25/2021	261,335
500,000	Volkswagen Group of America Finance LLC^	1.4200	5/23/2017	499,966
				2,185,562
	AUTO PARTS & EQUIPMENT - 0.5%
500,000	Delphi Automotive PLC	3.1500	11/19/2020	509,098

	BANKS - 8.8%
268,000	Bank of America Corp	2.7800	11/18/2020	269,687
500,000	Bank of America Corp	2.7600	9/28/2020	502,053
650,000	Banque Federative du Credit Mutuel SA^	2.5000	10/29/2018	655,394
500,000	Barclays Bank PLC	3.0000	2/22/2021	496,620
450,000	Citigroup, Inc.	2.4800	8/11/2020	453,242
250,000	Citigroup, Inc.	3.0000	12/15/2020	254,324
250,000	Goldman Sachs Group, Inc.	2.4500	8/26/2020	249,530
344,000	Goldman Sachs Group, Inc.	2.3700	7/15/2020	345,868
235,000	HBOS PLC^	6.7500	5/21/2018	248,167
252,000	HSBC Bank USA NA	4.8700	8/24/2020	268,090
1,000,000	Jacobs Douwe Egberts	1.3750	7/27/2022	1,006,250
100,000	JPMorgan Chase & Co.	1.9000	3/20/2017	99,945
263,000	JPMorgan Chase & Co.	2.6300	10/29/2020	261,401
400,000	Manufacturers & Traders Trust Co.	1.6900	12/1/2021	393,000
1,210,368	Manwin Licensing Intl.	14.0000	10/4/2018	1,331,405
250,000	Morgan Stanley	3.5000	9/30/2017	252,135
306,000	Morgan Stanley	4.5400	10/27/2018	318,052
646,000	Royal Bank of Scotland Group PLC	6.0000	2/21/2019	645,358
500,000	Royal Bank of Scotland NV	4.6500	6/4/2018	511,298
250,000	SunTrust Banks, Inc.	2.0400	7/31/2017	251,036
182,000	Zions Bancorporation	4.5000	3/27/2017	182,723
				8,995,578
	BEVERAGES - 1.8%
50,000	Central American Bottling Corp.^	6.7500	2/9/2022	51,688
400,000	Coca-Cola European Partners US LLC	3.2500	8/19/2021	407,285
500,000	Coca-Cola Femsa SAB de CV	2.3700	11/26/2018	504,152
350,000	Constellation Brands, Inc.	3.8700	11/15/2019	365,844
541,479	Keurig Green Mountain, Inc.	5.5500	3/3/2023	551,970
				1,880,939
	BIOTECHNOLOGY - 0.7%
750,000	Baxalta, Inc.	2.0000	6/22/2018	751,238

	BUILDING MATERIALS - 0.3%
325,000	Martin Marietta Materials, Inc.	6.6000	4/15/2018	341,825

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
$ 302,799	Alternative Loan Trust 2004-35T2	6.0000	2/25/2035	$ 66,119
36,634	Banc of America Alternative Loan Trust 2003-11	6.0000	1/25/2034	37,651
45,720	Banc of America Funding 2004-D Trust	2.9800	6/25/2034	45,142
23,418	Banc of America Mortgage 2004-A Trust	3.5900	2/25/2034	23,241
57,758	Banc of America Mortgage 2004-C Trust	3.2200	4/25/2034	57,684
15,172,579	BCAP LLC Trust 2007-AA2	0.4400	4/25/2037	246,712
44,088	Bear Stearns ARM Trust 2003-4	3.1300	7/25/2033	44,305
35,284	Bear Stearns Asset Backed Securities Trust 2003-AC5	5.5000	10/25/2033	36,208
35,792	Chase Mortgage Finance Trust Series 2007-A1	3.1300	2/25/2037	35,920
116,338	CHL Mortgage Pass-Through Trust 2004-7	2.9800	5/25/2034	115,060
34,426	Citigroup Global Markets Mortgage Securities VII, Inc.^	6.0000	9/25/2033	34,106
1,651	Citigroup Mortgage Loan Trust 2010-8^	4.5000	12/25/2036	1,652
73,295	Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4	1.2300	6/25/2034	67,851
51,224	First Horizon Alternative Mortgage Securities Trust 2006-FA1	1.5300	4/25/2036	49,597
126,680	GSR Mortgage Loan Trust 2004-14	3.2000	12/25/2034	126,181
1,047,813	GSR Mortgage Loan Trust 2004-2F	6.8700	1/25/2034	196,121
41,927	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034	42,624
246,082	Impac CMB Trust Series 2004-4	1.6800	9/25/2034	225,346
29,633	Impac CMB Trust Series 2004-5	1.7000	10/25/2034	27,923
145,021	Impac CMB Trust Series 2004-6	1.6000	10/25/2034	127,348
182,177	JP Morgan Mortgage Trust 2005-A1	3.2800	2/25/2035	180,621
31,285	Lehman XS Trust Series 2005-1	2.2800	7/25/2035	31,053
24,555	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033	25,792
49,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035	49,850
84,299	Morgan Stanley Mortgage Loan Trust 2004-10AR	3.0390	11/25/2034	82,657
30,758	Morgan Stanley Mortgage Loan Trust 2004-7AR	3.2100	9/25/2034	31,430
54,100	Structured Asset Sec Corp Mort Pas Thr Certs Ser 2003 30	5.5000	10/25/2033	56,942
72,392	Structured Asset Securities Corp	4.0700	9/25/2026	72,413
45,274	Structured Asset Securities Corp Mo Pa Th Ce Se 1998-3	1.7800	3/25/2028	44,618
129,749	Wells Fargo Mortgage Backed Securities 2005-12 Trust	5.5000	11/25/2035	61,406
120,365	Wilshire Funding Corp	7.2500	8/25/2027	118,211
				2,361,784
	COMMERCIAL SERVICES - 1.9%
615,000	Hertz Corp.	6.7500	4/15/2019	613,463
1,224,000	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.	5.7500	4/15/2023	1,286,424
				1,899,887
	COMPUTERS - 1.5%
1,497,000	EMC Corp.	1.8750	6/1/2018	1,489,847

	DIVERSIFIED FINANCIAL SERVICES - 8.5%
500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.7500	5/15/2017	501,856
500,000	Air Lease Corp	2.6300	9/4/2018	504,764
817,000	Air Lease Corp	5.6300	4/1/2017	824,149
231,000	Ally Financial, Inc.	4.7500	9/10/2018	239,085
375,000	Ally Financial, Inc.	3.3500	5/15/2019	368,051
500,000	Ally Financial, Inc.	6.2500	12/1/2017	518,025
630,000	Ally Financial, Inc.	3.5000	1/27/2019	637,875
675,000	CIT Group, Inc.^	5.0000	5/15/2018	685,982
750,000	CIT Group, Inc.	3.8600	2/19/2019	767,812
500,000	ILFC E-Capital Trust I^	4.6700	12/21/2065	440,294
333,000	International Lease Finance Corp	5.8700	4/1/2019	356,034
401,000	International Lease Finance Corp	8.7500	3/15/2017	404,358
342,000	Navient Corp	2.4500	2/1/2017	342,000
650,000	Navient Corp	8.4500	6/15/2018	693,615
1,455,000	Navient Corp	5.0000	6/15/2018	1,458,637
				8,742,537
	ELECTRIC - 1.1%
500,000	EDP Finance BV^	6.0000	2/2/2018	518,926
450,000	Entergy Corp	5.1300	9/15/2020	486,432
100,000	PPL Capital Funding, Inc.	6.7000	3/30/2067	92,500
				1,097,858
	ENGINEERING & CONSTRUCTION - 1.6%
260,000	SBA Tower Trust^	2.9300	12/11/2017	260,288
600,000	SBA Tower Trust^	2.9000	10/15/2019	604,171
795,000	SBA Tower Trust^	3.6000	4/15/2018	797,963
				1,662,422
	ENTERTAINMENT - 0.3%
17,000	CCM Merger, Inc.^	9.1300	5/1/2019	17,609
250,000	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp.^	5.0000	8/1/2018	253,438
				271,047
	FOOD - 0.0%
10,000	Wells Enterprises, Inc.^	6.7500	2/1/2020	10,375

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	FOOD SERVICE - 0.3%
$ 301,000	Aramark Services, Inc.	5.7500	3/15/2020	$ 306,689

	FOREST PRODUCTS & PAPER - 0.8%
775,000	Carter Holt Harvey Ltd. +	9.5000	12/1/2024	768,723

	HEALTHCARE-PRODUCTS - 1.2%
1,250,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	1,257,818

	HEALTHCARE-SERVICES - 2.5%
1,222,000	CHS/Community Health Systems, Inc.	5.1250	8/15/2018	1,225,941
740,000	HCA-The Healthcare Company, Inc.	3.7500	3/15/2019	754,800
500,000	Quest Diagnostics, Inc.	4.7500	1/30/2020	535,533
				2,516,274
	HOME EQUITY ASSET BACKED SECURITIES - 4.8%
97,003	Aames Mortgage Trust 2001 1 Mortgage Pass Thr Certs Se 01 1	6.5900	6/25/2031	102,210
45,289	ABFC 2002-OPT1 Trust	2.1700	4/25/2032	43,250
225,589	ACE Securities Corp Home Equity Loan Trust Series 2003-OP1	3.2500	12/25/2033	211,217
74,896	AFC Trust Series 2000-1	1.1100	3/25/2030	69,941
98,274	Ameriquest Mort Sec Inc Asset Backed Ser 2003-10	3.7000	12/25/2033	97,261
59,117	Ameriquest Mort Sec Inc Asst Back Pas Thr Certs Ser 2003-9	3.7800	9/25/2033	57,107
26,959	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12	3.3300	1/25/2034	26,318
37,236	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12	1.9000	1/25/2034	35,045
17,047	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-11	5.1500	12/25/2033	17,247
57,839	Amresco Residential Securities Corp Mortgage Loan Trust 1998-1	7.0000	1/25/2028	57,936
250,166	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE6	3.2500	11/25/2033	238,147
134,976	Bear Stearns Asset Backed Securities I Trust 2004-BO1	6.7700	10/25/2034	131,940
267,176	Bear Stearns Asset Backed Securities I Trust 2004-FR3	2.8800	9/25/2034	237,054
285,012	Bear Stearns Asset Backed Securities I Trust 2004-HE7	3.4800	8/25/2034	258,843
31,794	Bear Stearns Asset Backed Securities Trust 2003-ABF1	1.5200	1/25/2034	30,921
99,261	CDC Mortgage Capital Trust 2004-HE1	2.5800	6/25/2034	88,749
202,524	CDC Mortgage Capital Trust 2004-HE3	2.5800	11/25/2034	184,129
196,360	Citigroup Global Markets Mortgage Securities VII, Inc.	1.3400	9/25/2028	183,843
58,939	Conseco Finance Corp.	1.4700	8/15/2033	58,138
5,393	Countrywide Asset-Backed Certificates	3.0300	9/25/2023	6,239
61,034	Credit Suisse First Boston Mortgage Securities Corp.	6.9900	2/25/2031	61,805
40,000	GSAA Trust	5.2900	11/25/2034	40,199
309,941	Home Equity Asset Trust	2.9300	3/25/2034	305,308
240,608	Home Equity Asset Trust 2004-4	2.7300	10/25/2034	233,207
63,730	Meritage Mortgage Loan Trust 2003-1	3.1000	11/25/2033	61,002
119,351	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1	2.9500	7/25/2034	108,165
47,588	Morgan Stanley ABS Capital I Inc Trust 2004-NC4	3.7800	4/25/2034	46,772
21,821	Morgan Stanley ABS Capital I Inc Trust 2003-HE1	4.1500	5/25/2033	19,498
258,274	Morgan Stanley ABS Capital I Inc Trust 2004-OP1	2.6500	11/25/2034	240,338
88,081	New Century Home Equity Loan Trust^	1.9000	10/25/2033	84,257
189,132	New Century Home Equity Loan Trust Series 2003-4	3.8500	10/25/2033	187,035
276,008	New Century Home Equity Loan Trust Series 2003-B	3.2500	11/25/2033	271,512
17,108	NovaStar Mortgage Funding Trust Series 2004-1	2.3500	6/25/2034	16,133
147,714	NovaStar Mortgage Funding Trust Series 2003-4	1.8400	2/25/2034	140,924
251,470	NovaStar Mortgage Funding Trust Series 2004-2	3.0300	9/25/2034	228,346
461	Option One Mort Acceptance Corp Asset Back Cert Ser 2003 2	3.3200	4/25/2033	446
25,728	Option One Mortgage Accept Corp Asset Back Certs Ser 2003 5	1.4200	8/25/2033	24,716
69,939	Saxon Asset Securities Trust 2002-1	2.5800	11/25/2031	57,656
70,769	Saxon Asset Securities Trust 2003-3	3.1800	12/25/2033	64,435
163,558	Securitized Asset Backed Receivables LLC Trust 2004-OP1	2.4300	2/25/2034	155,535
379,176	Securitized Asset Backed Receivables LLC Trust 2004-OP1	2.8000	2/25/2034	371,569
114,760	Terwin Mortgage Trust Series TMTS 2003-2HE	2.9300	7/25/2034	114,781
				4,969,174
	INSURANCE - 0.3%
300,000	Aspen Insurance Holdings Ltd.	4.6500	11/15/2023	312,035

	INVESTMENT COMPANIES - 0.8%
776,000	Ares Capital Corp.	4.8750	11/30/2018	811,040

	LODGING - 0.7%
592,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	5.6250	10/15/2021	610,448
65,000	MCE Finance Ltd.^	5.0000	2/15/2021	65,650
				676,098
	MANUFACTURED HOUSING - 0.0%
33,317	Conseco Financial Corp.	7.2200	3/15/2028	35,087

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	MEDIA - 6.5%
$ 50,000	Altice Finco SA^	9.8800	12/15/2020	$ 52,813
1,175,000	Cablevision Systems Corp	8.6300	9/15/2017	1,219,803
739,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.4600	7/23/2022	773,562
765,000	Cox Communications, Inc.^	6.2500	6/1/2018	805,883
750,000	DIRECTV Holdings LLC / DIRECTV Financing Co, Inc.	5.0000	3/1/2021	808,940
500,000	Discovery Communications LLC	5.0500	6/1/2020	538,750
805,000	DISH DBS Corp	4.2500	4/1/2018	823,113
500,000	Time Warner Cable LLC	5.8500	5/1/2017	505,494
305,000	Time Warner Cable LLC	5.0000	2/1/2020	324,678
850,000	Viacom, Inc.	2.5000	9/1/2018	855,835
				6,708,871
	MINING - 0.3%
250,000	Newmont Mining Corp.	5.1250	10/1/2019	267,619

	MISCELLANEOUS - 0.8%
750,000	General Electric, Co.	5.0000	Perpetual	780,937

	MUNICIPAL - 0.1%
145,000	Grant County Public Utility District No 2	5.2900	1/1/2020	152,875

	OFFICE/BUSINESS - 0.5%
500,000	Xerox Corp.	2.9500	3/15/2017	500,982

	OIL & GAS - 4.6%
630,000	BG Energy Capital PLC^	4.0000	12/9/2020	666,953
197,000	Petrobras Global Finance BV	5.8700	3/1/2018	204,604
882,000	Petrobras Global Finance BV	3.2500	3/17/2017	884,381
950,000	Petrobras Global Finance BV	5.7500	1/20/2020	991,800
1,973,000	Petrobras Global Finance BV	3.5000	2/6/2017	1,973,395
				4,721,133
	OTHER ASSET BACKED SECURITIES - 7.8%
207,989	Amortizing Residential Collateral Trust 2002-BC6	2.5800	8/25/2032	191,742
295,618	Bear Stearns Asset Backed Securities Trust 2003-SD3	3.6300	10/25/2033	277,790
23,502	Bear Stearns Asset Backed Securities Trust 2006-SD2	1.1600	6/25/2036	23,135
33,504	Bravo Mortgage Asset Trust^	1.0200	7/25/2036	32,762
174,726	Carrington Mortgage Loan Trust Series 2004-NC2	2.5800	8/25/2034	154,373
117,963	Carrington Mortgage Loan Trust Series 2006-NC4	0.8400	10/25/2036	116,054
6,660	Chase Funding Trust Series 2002-2	5.6000	9/25/2031	6,583
107,133	Countrywide Asset-Backed Certificates	1.2800	8/25/2034	104,644
118,568	Countrywide Asset-Backed Certificates^	4.1500	3/25/2032	113,591
93,371	Countrywide Home Equity Loan Trust	0.9900	4/15/2030	91,178
454	Credit-Based Asset Servicing & Securitization LLC	3.6300	6/25/2032	448
204,739	Credit-Based Asset Servicing & Securitization LLC	3.5500	3/25/2034	194,272
363,092	Credit-Based Asset Servicing & Securitization LLC	2.5000	7/25/2035	346,895
83,228	CWABS Inc Asset-Backed Certificates Trust 2004-6	1.9800	11/25/2034	82,025
120,144	CWABS Inc Asset-Backed Certificates Trust 2004-6	1.6800	11/25/2034	117,822
35,236	Equity One Mortgage Pass-Through Trust 2002-5	5.8000	11/25/2032	35,800
500,000	Figueroa CLO 2013-1 Ltd.^	4.7000	3/21/2024	500,404
249,797	Finance America Mortgage Loan Trust 2004-2	2.8800	8/25/2034	237,968
311,909	Finance America Mortgage Loan Trust 2004-2	1.7500	8/25/2034	287,727
70,453	First Franklin Mortgage Loan Trust 2002-FF1	1.9100	4/25/2032	64,992
1,000,000	Fortress Credit BSL Ltd.^	2.2000	1/19/2025	1,002,889
500,000	Gale Force 3 Clo Ltd.^	2.4200	4/19/2021	494,200
24,890	Long Beach Mortgage Loan Trust 2004-1	1.6000	2/25/2034	23,808
170,687	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5	2.7300	7/25/2035	165,055
159,004	Morgan Stanley ABS Capital I Inc Trust 2004-NC7	2.5000	7/25/2034	142,849
750,000	Mountain View Funding CLO^	1.4700	4/16/2021	749,342
271,980	RAMP Series 2002-RS3 Trust	1.7500	6/25/2032	247,411
107,848	Rockwall CDO II Ltd.^	1.2800	8/1/2024	107,352
239,508	Specialty Underwriting & Residential Finance Trust Series 2004-BC4	1.9800	10/25/2035	192,624
358,019	Structured Asset Investment Loan Trust 2004-7	1.9000	8/25/2034	333,736
89,566	Structured Asset Securities Corp 2005-WF1	2.8300	2/25/2035	69,126
109,279	Structured Asset Securities Corp 2005-WF1	2.6800	2/25/2035	84,059
500,000	Symphony CLO II Ltd.^	2.4400	10/25/2020	495,031
600,000	Tralee CLO II Ltd.^	4.8800	4/20/2025	605,979
339,000	Venture XI CLO Ltd.^	7.1900	11/14/2022	339,962
				8,033,628

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	PHARMACEUTICALS- 1.9%
$ 600,000	Actavis Funding SCS	1.8500	3/1/2017	$ 600,451
790,000	Actavis Funding SCS	3.0000	3/12/2020	802,904
500,000	Zoetis, Inc.	3.4500	11/13/2020	515,395
				1,918,750
	PIPELINES - 3.1%
300,000	DCP Midstream Operating LP^	5.8500	5/21/2043	270,750
250,000	DCP Midstream Operating LP^	9.7500	3/15/2019	283,750
1,364,000	DCP Midstream Operating LP	2.5000	12/1/2017	1,364,000
200,000	Energy Transfer Partners LP	4.1500	10/1/2020	209,234
700,000	IFM US Colonial Pipeline 2 LLC^	6.4500	5/1/2021	760,769
250,000	Williams Partners LP / ACMP Finance Corp.	4.8700	5/15/2023	257,909
				3,146,412
	PRIVATE EQUITY - 2.1%
2,185,000	Ichan Enterprise LP	3.5000	3/15/2017	2,185,437

	REITs (REAL ESTATE INVESTMENT TRUSTS) - 1.0%
115,000	American Tower Trust 1^	1.5500	3/15/2018	114,848
150,000	American Tower Trust 1^	3.0700	3/15/2023	149,449
259,000	iStar, Inc.	5.8500	3/15/2017	259,000
476,000	iStar, Inc.	4.0000	11/1/2017	479,570
				1,002,867
	RETAIL - 0.3%
250,000	Advance Auto Parts, Inc.	5.7500	5/1/2020	272,584

	SAVINGS & LOANS - 0.5%
500,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021	592,290

	TELECOMMUNICATIONS - 1.9%
300,000	Crown Castle Towers LLC^	6.1100	1/15/2020	325,754
1,100,000	Crown Castle Towers LLC^	4.8800	8/15/2020	1,172,889
506,000	Sprint Spectrum Co LLC^	3.3600	9/20/2021	507,898
				2,006,541
	TRUCKING & LEASING - 0.5%
500,000	Penske Truck Leasing Co.^	3.3750	3/15/2018	508,596

	TOTAL BONDS & NOTES (Cost $90,396,931)			91,453,021

	PREFERRED STOCK - 2.8%
	BANKS - 2.8%
7,400	Citigroup, Inc.	6.8700		205,794
1,500,000	Credit Agricole SA^	8.3700		1,658,670
500,000	National Westminster Bank PLC	1.3100		377,976
5,000	Northern Trust Corp.	5.8500		129,000
500,000	Wells Fargo & Co.	7.9800		525,625
				2,897,065

	TOTAL PREFERRED STOCK (Cost $2,865,773)			2,897,065

	TOTAL INVESTMENTS - 98.9% (Cost $100,377,645)(A)			$ 101,572,502
	OTHER ASSETS LESS LIABILITIES - 1.1%			1,123,131
	TOTAL NET ASSETS - 100.0%			$ 102,695,633

HELOC - Home Equity Line of Credit
REMIC - Real Estate Mortgage Investment Conduits
LP - Limited Partnership
* Non-income producing security
+ Fair valued determined using Level 3 measurements. As of January 31, 2017 fair valued securities had a market value of $768,723 and represented 0.8% of Total Net Assets.
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 17.1% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(A) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $100,384,899 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation			2,140,097
		Unrealized depreciation		(952,494)
	Net unrealized appreciation			1,187,603

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future optios are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at at public accounting firm, valuaton consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quaterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2017, for the Fund’s assets and liabilities measured at fair value:

Security Classifications (b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 393,770	$ -	$ -	$ 393,770
Mutual Funds	6,828,646	-	-	6,828,646
Bonds & Notes (a)	-	90,684,298	768,723	91,453,021
Preferred Stock	2,897,065	-	-	2,897,065
Total	$ 10,119,481	$ 90,684,298	$ 768,723	$ 101,572,502

(a) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.
(b) There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:
	Bonds & Notes	Total
Beginning Balance 11/1/2016	$ 783,719	$ 783,719
Total realized gain (loss)	-	-
Appreciation	(17,634)	(17,634)
Cost of Purchases	-	-
Proceeds from Sales	-	-
Amortization	2,638	2,638
Net transfers in/out of level 3
Ending Balance 1/31/2017	$ 768,723	$ 768,723

The unobservable inputs used in the fair value measurement of Carter Holt Harvey, a level 3 security, are as follows: 1) Review the spread in bps to the reference treasury of Weyerhauser 4.625% due 2023 (comparable forest product company). 2) Add the observed spread vs. treasury to the last observed trade spread differential between Weyerhauser and Carter. The last observable trade spread was 635 bps. 3) Check various news sources, industry research, and trade data to validate whether the trade spread differential referenced in step 3 remains valid. 4) Input the resulting total spread (635 + WY spread) into Carter’s Yield adjusted spread screen via Bloomberg terminal to determine the corresponding price for Carter.

It is the Fund’s policy to recognize transfers into or out of level 2 and level 3 at the end of the reporting period.

See Portfolio of Investments for Industry classifications.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 03/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 03/22/2017

By

*/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 03/22/2017